Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2021
Current assets:
Cash	$ 67,944		$ 67,944		$ 67,944
Prepaid expenses	96,685		69,715		418,750
Total Current Assets	164,629		137,659		486,694
Investments and cash held in Trust Account	17,651,924		20,152,710		276,026,092
TOTAL ASSETS	17,816,553		20,290,369		276,512,786
Current liabilities:
Accounts payable and accrued expenses	939,361		317,199		317,564
Advance from related parties	1,465,558		651,799		135,836
Excise tax payable	32,930
Income taxes payable	95,696		68,061
Total Current Liabilities	2,533,545		1,037,059		453,400
Deferred underwriting fee payable	3,643,200		9,660,000		9,660,000
Warrant liabilities	583,200		583,200		9,832,800
TOTAL LIABILITIES	6,759,945		11,280,259		19,946,200
Commitments and Contingencies
Class A common stock subject to possible redemption	17,558,630		20,110,081		276,000,000
Stockholders’ Deficit
Preferred stock, value
Class A common stock value
Class B common stock value	690		690		690
Additional paid-in capital
Accumulated deficit	(6,502,712)		(11,100,661)		(19,434,104)
Total Stockholders’ Deficit	(6,502,022)		(11,099,971)		(19,433,414)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	$ 17,816,553		$ 20,290,369		$ 276,512,786
Unique Logistics International, Inc.
Current assets:
Cash		$ 14,402,666		$ 1,422,393		$ 252,615
Accounts receivable, net		40,438,290		74,746,036		20,369,747
Contract assets		3,859,562		30,970,581		23,423,314
Factoring reserve						7,593,665
Other prepaid expenses and current assets		3,769,572		1,404,021		761,458
Total Current Assets		62,470,090		108,543,031		52,400,799
Property and equipment, net		1,691,248		188,889		192,092
Goodwill		8,449,454		4,463,129		4,463,129
Intangible assets, net		13,322,344		7,337,704		8,044,853
Equity-method investments		10,861,111
Operating lease right-of-use assets, net		10,931,331		2,408,098		3,797,527
Deferred tax asset, net		1,193,610		942,748		263,221
Other noncurrent assets		2,021,926		1,028,336		292,141
Other long-term assets		46,779,776		16,180,015		16,860,871
TOTAL ASSETS		110,941,114		124,911,935		69,453,762
Current liabilities:
Accounts payable		17,462,662		49,028,862		38,992,846
Accrued expenses and other current liabilities		10,178,857		5,666,159		2,383,915
Accrued freight		8,056,941		9,240,650		10,403,430
Contract Liabilities		358,365		468,209
Revolving credit facility		9,882,529		38,141,451
Current portion of notes payable, net of discount		17,804,500		608,333		2,285,367
Current portion of noncurrent debt due to related parties		325,478		301,308		397,975
Current portion of operating lease liability		2,422,306		912,618		1,466,409
Other current liabilities		5,710,057
Total Current Liabilities		72,201,695		104,367,590		55,929,942
Other long-term liabilities				282,666		565,338
Noncurrent debt due to related parties, net of current portion		150,655		397,968		715,948
Notes payable, net of current portion, net of discount		1,500,000				3,193,306
Derivative liabilities		11,628,383		12,437,994
Operating lease liability, net of current portion		8,813,569		1,593,873		2,431,144
Total noncurrent liabilities		22,092,607		14,712,501		6,905,736
TOTAL LIABILITIES		94,294,302		119,080,091		62,835,678
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock, value
Class A common stock value		799,143		687,197		393,743
Additional paid-in capital		180,220		292,155		4,906,384
Retained earnings		12,107,752		4,851,541		1,316,987
Total Stockholders’ Deficit		13,088,055		5,831,844		6,618,084
Equity attributable to noncontrolling interests		3,558,757
Total Stockholder’s Equity		16,646,812		5,831,844
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT		110,941,114		124,911,935		69,453,762
Unique Logistics International, Inc. | Series A Convertible Preferred Stock
Stockholders’ Deficit
Preferred stock, value		120		130		130
Unique Logistics International, Inc. | Series B Convertible Preferred Stock
Stockholders’ Deficit
Preferred stock, value		821		821		840
Unique Logistics International, Inc. | Series C Convertible Preferred Stock
Stockholders’ Deficit
Preferred stock, value
Unique Logistics International, Inc. | Series D Convertible Preferred Stock
Stockholders’ Deficit
Preferred stock, value